Disclosure of information on segments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating income
Sale of goods	$ 863,470,000	$ 637,619,000	$ 821,930,000
Sale of services	21,052,000	20,285,000	23,661,000
Royalty income	15,928,000	18,638,000	22,297,000
Total operating income	900,450,000	676,542,000	867,888,000
Operating costs
Cost of sales, excluding depreciation and amortization	(529,731,000)	(393,888,000)	(512,874,000)
Unabsorbed cost due to production stoppage	(25,509,000)	(27,758,000)	0
Cost of services	1,269,000	1,554,000	3,378,000
Exploration in operating units	(56,412,000)	(28,044,000)	(44,163,000)
Depreciation and amortization	(187,211,000)	(189,620,000)	(226,335,000)
Mining royalties	(12,974,000)	(11,749,000)	(12,832,000)
Total operating costs	(813,106,000)	(652,613,000)	(799,582,000)
Gross profit (loss)	87,344,000	23,929,000	68,306,000
Operating expenses, net
Administrative expenses	(67,585,000)	(67,185,000)	(76,297,000)
Selling expenses	(20,827,000)	(18,533,000)	(24,313,000)
Write-off of stripping activity asset	(6,763,000)	(11,633,000)	0
Exploration in non-operating areas	(11,270,000)	(8,475,000)	(11,879,000)
Reversal of contingent and others	(2,687,000)	(4,150,000)	2,968,000
Impairment recovery (loss) of long-lived assets	(14,910,000)	2,083,000	(2,083,000)
Impairment loss of long-lived assets	(395,434,000)
Provision for contingencies and others	(2,687,000)	(4,150,000)	2,968,000
Other, net	(29,260,000)	2,690,000	(11,090,000)
Total operating expenses, net	(153,302,000)	(105,203,000)	(122,694,000)
Operating profit (loss)	(65,958,000)	(81,274,000)	(54,388,000)
Other income (expense),net
Finance income	5,952,000	2,411,000	6,050,000
Net gain (loss) from currency exchange difference	(18,686,000)	(4,116,000)	(734,000)
Share in the results of associates and joint ventures	240,450,000	62,702,000	89,290,000
Finance costs	(60,629,000)	(37,822,000)	(42,173,000)
Profit (loss) before income tax	101,129,000	(58,099,000)	(1,955,000)
Income tax expense	23,671,000	(25,430,000)	25,590,000
Current income tax	(20,375,000)	(9,924,000)	(11,911,000)
Deferred Income tax	44,046,000	(15,506,000)	37,501,000
Profit (loss) per basic share	124,800,000	(83,529,000)	23,635,000
Loss per basic share	(387,604,000)	(66,810,000)	(52,094,000)
Profit for the year	(262,804,000)	(150,339,000)	(28,459,000)
Total assets	4,561,811,000	3,979,617,000	4,107,274,000
Total assets	4,561,811,000
Total liability	2,023,280,000	1,179,760,000	1,139,074,000
Total liability	2,023,280,000	1,179,760,000	1,139,074,000
Other segment information
Investments in associates	1,422,295,000	1,488,775,000	1,488,247,000
Capital Expenditures	90,309,000	71,546,000	102,627,000
Changes in estimates of mine closures plans	(3,272,000)	31,558,000	26,722,000
Exploration and development mining projects [Member]
Operating expenses, net
Administrative expenses	(1,447,000)	(1,649,000)	(2,416,000)
Exploration in non-operating areas	(1,011,000)		(90,000)
Reversal of contingent and others	132,000	33,000	(40,000)
Other, net	(371,000)	(593,000)	(419,000)
Total operating expenses, net	(2,697,000)	(2,209,000)	(2,965,000)
Operating profit (loss)	(2,697,000)	(2,209,000)	(2,965,000)
Other income (expense),net
Finance income		1,000	14,000
Net gain (loss) from currency exchange difference	(1,210,000)	(808,000)	(156,000)
Finance costs	(238,000)	(387,000)	(561,000)
Profit (loss) before income tax	(4,145,000)	(3,403,000)	(3,668,000)
Profit (loss) per basic share	(4,145,000)	(3,403,000)	(3,668,000)
Total assets		425,731,000	398,838,000
Total assets	442,335,000
Total liability	21,764,000	22,695,000	23,223,000
Other segment information
Capital Expenditures	22,513,000	24,648,000	26,494,000
Changes in estimates of mine closures plans	(679,000)	808,000
Energy generation and transmission [Member]
Operating income
Sale of services	53,083,000	48,254,000	59,690,000
Total operating income	53,083,000	48,254,000	59,690,000
Operating costs
Cost of services	20,781,000	17,868,000	22,209,000
Depreciation and amortization	(8,995,000)	(9,347,000)	(10,075,000)
Total operating costs	(29,776,000)	(27,215,000)	(32,284,000)
Gross profit (loss)	23,307,000	21,039,000	27,406,000
Operating expenses, net
Administrative expenses	(2,942,000)	(2,863,000)	(4,073,000)
Selling expenses	(740,000)	(784,000)	(1,115,000)
Reversal of contingent and others	111,000	501,000	166,000
Other, net	134,000	796,000	13,813,000
Total operating expenses, net	(3,437,000)	(2,350,000)	(8,791,000)
Operating profit (loss)	19,870,000	18,689,000	36,197,000
Other income (expense),net
Finance income		1,622,000	263,000
Net gain (loss) from currency exchange difference	(377,000)	(402,000)	62,000
Share in the results of associates and joint ventures	20,525,000	4,331,000	10,374,000
Finance costs	(4,731,000)	(4,690,000)	(7,483,000)
Profit (loss) before income tax	35,411,000	19,550,000	39,413,000
Income tax expense	5,692,000	(10,168,000)	(9,559,000)
Current income tax		(780,000)	(4,044,000)
Deferred Income tax	6,824,000	(9,388,000)	(5,515,000)
Profit (loss) per basic share	41,103,000	9,382,000	29,854,000
Total assets		357,830,000	382,481,000
Total assets	385,626,000
Total liability	153,090,000	166,396,000	183,426,000
Other segment information
Investments in associates	99,352,000	94,117,000	89,786,000
Capital Expenditures	754,000	371,000	223,000
Insurance brokerage [Member]
Operating income
Sale of services	15,651,000	14,753,000	15,687,000
Total operating income	15,651,000	14,753,000	15,687,000
Operating costs
Gross profit (loss)	15,651,000	14,753,000	15,687,000
Operating expenses, net
Administrative expenses	(11,796,000)	(10,939,000)	(11,607,000)
Total operating expenses, net	(11,796,000)	(10,939,000)	(11,607,000)
Operating profit (loss)	3,855,000	3,814,000	4,080,000
Other income (expense),net
Finance income		27,000	15,000
Net gain (loss) from currency exchange difference	397,000	65,000	(119,000)
Share in the results of associates and joint ventures	(15,000)
Finance costs	(52,000)	(55,000)	(89,000)
Profit (loss) before income tax	4,185,000	3,851,000	3,887,000
Income tax expense	(1,603,000)	(1,303,000)	(1,132,000)
Current income tax		(1,475,000)	(1,223,000)
Deferred Income tax	70,000	172,000	91,000
Profit (loss) per basic share	2,582,000	2,548,000	2,755,000
Total assets		15,932,000	13,822,000
Total assets	19,152,000
Total liability	6,343,000	5,569,000	6,007,000
Other segment information
Capital Expenditures	139,000	106,000	85,000
Rental of mining concessions [Member]
Operating income
Royalty income	15,928,000	18,638,000	22,297,000
Total operating income	15,928,000	18,638,000	22,297,000
Operating costs
Gross profit (loss)	15,928,000	18,638,000	22,297,000
Operating expenses, net
Administrative expenses	(242,000)	(112,000)	(188,000)
Reversal of contingent and others	15,000
Other, net	34,000	63,000	135,000
Total operating expenses, net	(193,000)	(49,000)	(53,000)
Operating profit (loss)	15,735,000	18,589,000	22,244,000
Other income (expense),net
Finance income		9,000	30,000
Net gain (loss) from currency exchange difference	(83,000)	(49,000)	(9,000)
Finance costs	(2,000)	(2,000)	(4,000)
Profit (loss) before income tax	15,650,000	18,547,000	22,261,000
Income tax expense	(4,661,000)	(5,543,000)	(6,546,000)
Current income tax		(5,543,000)	(6,546,000)
Profit (loss) per basic share	10,989,000	13,004,000	15,715,000
Total assets		6,813,000	6,252,000
Total assets	4,927,000
Total liability	1,717,000	2,694,000	2,286,000
Holding of investment in shares [Member]
Operating income
Sale of services	551,000	607,000	615,000
Total operating income	551,000	607,000	615,000
Operating costs
Gross profit (loss)	551,000	607,000	615,000
Operating expenses, net
Administrative expenses	(1,687,000)	(398,000)	(363,000)
Other, net	(44,000)	(10,000)	79,000
Total operating expenses, net	(1,731,000)	(408,000)	(284,000)
Operating profit (loss)	(1,180,000)	199,000	331,000
Other income (expense),net
Finance income			10,000
Net gain (loss) from currency exchange difference	(7,000)	91,000	(9,000)
Share in the results of associates and joint ventures	(411,974,000)	(67,018,000)	(53,143,000)
Finance costs	(1,000)	(1,000)	(6,000)
Profit (loss) before income tax	(413,162,000)	(66,729,000)	(52,817,000)
Income tax expense	(121,000)	(177,000)	(39,000)
Current income tax		(177,000)	(39,000)
Profit (loss) per basic share	(413,283,000)	(66,906,000)	(52,856,000)
Total assets		362,419,000	458,212,000
Total assets	261,803,000
Total liability	275,814,000	340,000	101,000
Other segment information
Investments in associates	207,233,000	159,529,000	232,154,000
Industrial activities [Member]
Operating income
Sale of goods	47,024,000	36,541,000	6,046,000
Sale of services	13,876,000	15,335,000	19,557,000
Total operating income	60,900,000	51,876,000	25,603,000
Operating costs
Cost of sales, excluding depreciation and amortization	(46,811,000)	(38,607,000)	(8,517,000)
Unabsorbed cost due to production stoppage	(1,050,000)	(597,000)
Cost of services	3,940,000	5,075,000	6,167,000
Depreciation and amortization	(11,569,000)	(10,876,000)	(11,979,000)
Total operating costs	(63,370,000)	(55,155,000)	(26,663,000)
Gross profit (loss)	(2,470,000)	(3,279,000)	(1,060,000)
Operating expenses, net
Administrative expenses	(1,102,000)	(1,498,000)	(1,310,000)
Selling expenses	(559,000)	(687,000)	(1,324,000)
Reversal of contingent and others	9,000	9,000
Impairment recovery (loss) of long-lived assets	(19,874,000)
Other, net	(82,000)	989,000	341,000
Total operating expenses, net	(21,608,000)	(1,187,000)	(2,293,000)
Operating profit (loss)	(24,078,000)	(4,466,000)	(3,353,000)
Other income (expense),net
Finance income		38,000	277,000
Net gain (loss) from currency exchange difference	(1,824,000)	(984,000)	208,000
Finance costs	(98,000)	(175,000)	(990,000)
Profit (loss) before income tax	(25,988,000)	(5,587,000)	(3,858,000)
Income tax expense	(1,692,000)	(518,000)	1,554,000
Current income tax		(171,000)
Deferred Income tax	(1,401,000)	(347,000)	1,554,000
Profit (loss) per basic share	(27,680,000)	(6,105,000)	(2,304,000)
Total assets		90,337,000	104,335,000
Total assets	63,551,000
Total liability	13,920,000	13,025,000	20,918,000
Other segment information
Capital Expenditures	1,744,000	4,611,000	1,443,000
Corporates [Member]
Operating expenses, net
Administrative expenses	(4,534,000)	(5,965,000)	(4,894,000)
Exploration in non-operating areas	(3,100,000)	(3,623,000)	(4,492,000)
Reversal of contingent and others	(436,000)	(3,242,000)	1,067,000
Other, net	(80,000)	1,186,000	940,000
Total operating expenses, net	(8,150,000)	(11,644,000)	(7,379,000)
Operating profit (loss)	(8,150,000)	(11,644,000)	(7,379,000)
Other income (expense),net
Finance income		1,405,000	4,125,000
Net gain (loss) from currency exchange difference	(9,542,000)	(1,576,000)	(481,000)
Share in the results of associates and joint ventures	236,593,000	43,358,000	87,358,000
Finance costs	(45,719,000)	(21,322,000)	(16,249,000)
Profit (loss) before income tax	178,841,000	10,221,000	67,374,000
Income tax expense	38,987,000	(2,888,000)	31,344,000
Deferred Income tax	38,987,000	(2,888,000)	31,344,000
Profit (loss) per basic share	217,828,000	7,333,000	98,718,000
Total assets		2,343,010,000	2,371,464,000
Total assets	3,016,730,000
Total liability	1,243,575,000	410,197,000	407,153,000
Other segment information
Investments in associates	1,971,506,000	2,040,598,000	2,073,745,000
Capital Expenditures	1,122,000	933,000	453,000
Changes in estimates of mine closures plans	(35,000)		1,203,000
Ucchuchacua [Member]
Operating income
Sale of goods	79,375,000	90,420,000	186,016,000
Total operating income	79,375,000	90,420,000	186,016,000
Operating costs
Cost of sales, excluding depreciation and amortization	(95,359,000)	(100,097,000)	(128,523,000)
Unabsorbed cost due to production stoppage	(25,326,000)	(9,630,000)
Exploration in operating units	(11,090,000)	(6,731,000)	(8,917,000)
Depreciation and amortization	(14,083,000)	(16,752,000)	(21,053,000)
Mining royalties	(998,000)	(1,068,000)	(1,955,000)
Total operating costs	(146,856,000)	(134,278,000)	(160,448,000)
Gross profit (loss)	(67,481,000)	(43,858,000)	25,568,000
Operating expenses, net
Administrative expenses	(6,758,000)	(9,140,000)	(16,115,000)
Selling expenses	(3,738,000)	(3,806,000)	(6,876,000)
Exploration in non-operating areas	(65,000)	(27,000)	(2,534,000)
Reversal of contingent and others	(1,291,000)	28,000	(183,000)
Other, net	(7,865,000)	2,776,000	(4,147,000)
Total operating expenses, net	(19,717,000)	(10,169,000)	(29,855,000)
Operating profit (loss)	(87,198,000)	(54,027,000)	(4,287,000)
Other income (expense),net
Net gain (loss) from currency exchange difference	(2,010,000)	(72,000)	(124,000)
Finance costs	(431,000)	(268,000)	(532,000)
Profit (loss) before income tax	(89,639,000)	(54,367,000)	(4,943,000)
Income tax expense	(57,000)	(60,000)
Current income tax		(60,000)
Profit (loss) per basic share	(89,696,000)	(54,427,000)	(4,943,000)
Total assets		145,287,000	146,486,000
Total assets	111,885,000
Total liability	62,279,000	62,024,000	42,265,000
Other segment information
Capital Expenditures	16,109,000	10,443,000	31,479,000
Changes in estimates of mine closures plans	(517,000)	11,745,000	176,000
Orcopampa [Member]
Operating income
Sale of goods	89,567,000	77,825,000	58,902,000
Total operating income	89,567,000	77,825,000	58,902,000
Operating costs
Cost of sales, excluding depreciation and amortization	(56,183,000)	(37,139,000)	(54,739,000)
Unabsorbed cost due to production stoppage		(3,849,000)
Exploration in operating units	(11,466,000)	(5,198,000)	(9,040,000)
Depreciation and amortization	(8,409,000)	(8,102,000)	(7,563,000)
Mining royalties	(7,636,000)	(6,943,000)	(5,220,000)
Total operating costs	(83,694,000)	(61,231,000)	(76,562,000)
Gross profit (loss)	5,873,000	16,594,000	(17,660,000)
Operating expenses, net
Administrative expenses	(7,649,000)	(7,948,000)	(5,209,000)
Selling expenses	(401,000)	(436,000)	(258,000)
Reversal of contingent and others	70,000	(322,000)	1,000
Other, net	(501,000)	(1,922,000)	(8,104,000)
Total operating expenses, net	(8,481,000)	(10,628,000)	(13,570,000)
Operating profit (loss)	(2,608,000)	5,966,000	(31,230,000)
Other income (expense),net
Net gain (loss) from currency exchange difference	(129,000)	126,000	76,000
Finance costs	(493,000)	(913,000)	(733,000)
Profit (loss) before income tax	(3,230,000)	5,179,000	(31,887,000)
Income tax expense	(65,000)	(55,000)
Current income tax		(55,000)
Profit (loss) per basic share	(3,295,000)	5,124,000	(31,887,000)
Total assets		47,855,000	46,750,000
Total assets	47,734,000
Total liability	48,659,000	46,787,000	36,945,000
Other segment information
Capital Expenditures	2,983,000	1,064,000	1,323,000
Changes in estimates of mine closures plans	(390,000)	5,042,000	10,493,000
Julcani [Member]
Operating income
Sale of goods	56,065,000	32,034,000	40,082,000
Total operating income	56,065,000	32,034,000	40,082,000
Operating costs
Cost of sales, excluding depreciation and amortization	(31,319,000)	(16,679,000)	(26,586,000)
Unabsorbed cost due to production stoppage		(5,167,000)
Exploration in operating units	(6,107,000)	(3,167,000)	(5,864,000)
Depreciation and amortization	(6,849,000)	(6,412,000)	(9,178,000)
Mining royalties	(599,000)	(278,000)	(418,000)
Total operating costs	(44,874,000)	(31,703,000)	(42,046,000)
Gross profit (loss)	11,191,000	331,000	(1,964,000)
Operating expenses, net
Administrative expenses	(4,737,000)	(3,288,000)	(3,561,000)
Selling expenses	(480,000)	(438,000)	(403,000)
Reversal of contingent and others	320,000	(195,000)	(148,000)
Impairment recovery (loss) of long-lived assets		2,083,000	(2,083,000)
Other, net	(844,000)	(212,000)	(776,000)
Total operating expenses, net	(5,741,000)	(2,050,000)	(6,971,000)
Operating profit (loss)	5,450,000	(1,719,000)	(8,935,000)
Other income (expense),net
Net gain (loss) from currency exchange difference	(612,000)	78,000	3,000
Finance costs	(484,000)	(636,000)	(1,002,000)
Profit (loss) before income tax	4,354,000	(2,277,000)	(9,934,000)
Income tax expense	(41,000)	(16,000)
Current income tax		(16,000)
Profit (loss) per basic share	4,313,000	(2,293,000)	(9,934,000)
Total assets		45,999,000	41,858,000
Total assets	30,449,000
Total liability	32,912,000	34,431,000	35,045,000
Other segment information
Capital Expenditures	2,362,000	1,059,000	1,559,000
Changes in estimates of mine closures plans	(108,000)	771,000	2,430,000
Colquijirca [Member]
Operating income
Sale of goods	410,390,000	255,275,000	299,252,000
Total operating income	410,390,000	255,275,000	299,252,000
Operating costs
Cost of sales, excluding depreciation and amortization	(248,021,000)	(170,148,000)	(223,998,000)
Unabsorbed cost due to production stoppage		(10,216,000)
Exploration in operating units	(17,099,000)	(5,790,000)	(8,727,000)
Depreciation and amortization	(68,830,000)	(59,433,000)	(74,335,000)
Mining royalties	(1,626,000)	(1,902,000)	(2,953,000)
Total operating costs	(335,576,000)	(247,489,000)	(310,013,000)
Gross profit (loss)	74,814,000	7,786,000	(10,761,000)
Operating expenses, net
Administrative expenses	(7,229,000)	(7,536,000)	(8,865,000)
Selling expenses	(9,946,000)	(9,070,000)	(10,856,000)
Write-off of stripping activity asset	(6,763,000)	(11,633,000)
Exploration in non-operating areas	(1,383,000)	(86,000)	(2,011,000)
Reversal of contingent and others	(356,000)	(1,145,000)	2,079,000
Other, net	(12,571,000)	4,547,000	(6,568,000)
Total operating expenses, net	(38,248,000)	(24,923,000)	(26,221,000)
Operating profit (loss)	36,566,000	(17,137,000)	(36,982,000)
Other income (expense),net
Finance income		257,000	417,000
Net gain (loss) from currency exchange difference	(2,346,000)	(404,000)	(191,000)
Share in the results of associates and joint ventures	36,000	(253,000)	(44,000)
Finance costs	(7,126,000)	(9,175,000)	(11,440,000)
Profit (loss) before income tax	27,518,000	(26,712,000)	(48,240,000)
Income tax expense	(16,956,000)	(4,829,000)	15,385,000
Current income tax		(1,483,000)	(25,000)
Deferred Income tax	(4,736,000)	(3,346,000)	15,410,000
Profit (loss) per basic share	10,562,000	(31,541,000)	(32,855,000)
Total assets		720,150,000	725,973,000
Total assets	694,831,000
Total liability	327,519,000	366,705,000	329,869,000
Other segment information
Investments in associates	2,497,000	2,374,000
Capital Expenditures	37,649,000	23,955,000	28,298,000
Changes in estimates of mine closures plans	(1,410,000)	2,437,000	5,122,000
La Zanja [Member]
Operating income
Sale of goods	39,380,000	33,033,000	43,520,000
Total operating income	39,380,000	33,033,000	43,520,000
Operating costs
Cost of sales, excluding depreciation and amortization	(46,531,000)	(31,978,000)	(39,693,000)
Unabsorbed cost due to production stoppage		(203,000)
Exploration in operating units	(574,000)	(1,000)	(2,000)
Depreciation and amortization	(5,449,000)	(6,595,000)	(9,103,000)
Mining royalties	(403,000)	(330,000)	(429,000)
Total operating costs	(52,957,000)	(39,107,000)	(49,227,000)
Gross profit (loss)	(13,577,000)	(6,074,000)	(5,707,000)
Operating expenses, net
Administrative expenses	(2,932,000)	(2,434,000)	(2,223,000)
Selling expenses	(124,000)	(104,000)	(321,000)
Exploration in non-operating areas	(5,742,000)	(4,769,000)	(2,784,000)
Reversal of contingent and others	(1,029,000)	173,000	(98,000)
Impairment recovery (loss) of long-lived assets	4,964,000
Other, net	(44,000)	(712,000)	(1,119,000)
Total operating expenses, net	(4,907,000)	(7,846,000)	(6,545,000)
Operating profit (loss)	(18,484,000)	(13,920,000)	(12,252,000)
Other income (expense),net
Finance income		780,000	2,006,000
Net gain (loss) from currency exchange difference	(296,000)	(306,000)	14,000
Finance costs	(1,361,000)	(1,484,000)	(3,715,000)
Profit (loss) before income tax	(19,945,000)	(14,930,000)	(13,947,000)
Income tax expense	4,212,000	218,000	(5,417,000)
Current income tax		(17,000)	(35,000)
Deferred Income tax	4,212,000	235,000	(5,382,000)
Profit (loss) per basic share	(15,733,000)	(14,712,000)	(19,364,000)
Total assets		134,562,000	138,458,000
Total assets	121,681,000
Total liability	81,770,000	78,916,000	68,100,000
Other segment information
Capital Expenditures	999,000	825,000	1,629,000
Changes in estimates of mine closures plans	175,000	9,569,000	5,021,000
Tambomayo [Member]
Operating income
Sale of goods	181,021,000	142,833,000	188,175,000
Total operating income	181,021,000	142,833,000	188,175,000
Operating costs
Cost of sales, excluding depreciation and amortization	(82,531,000)	(64,107,000)	(76,827,000)
Unabsorbed cost due to production stoppage		(822,000)
Exploration in operating units	(10,076,000)	(7,157,000)	(11,613,000)
Depreciation and amortization	(63,638,000)	(72,714,000)	(83,657,000)
Mining royalties	(1,712,000)	(1,228,000)	(1,857,000)
Total operating costs	(157,957,000)	(146,028,000)	(173,954,000)
Gross profit (loss)	23,064,000	(3,195,000)	14,221,000
Operating expenses, net
Administrative expenses	(15,382,000)	(14,548,000)	(16,512,000)
Selling expenses	(5,485,000)	(3,862,000)	(3,940,000)
Reversal of contingent and others	25,000	10,000	127,000
Other, net	(4,797,000)	(1,376,000)	(3,767,000)
Total operating expenses, net	(25,639,000)	(19,776,000)	(24,092,000)
Operating profit (loss)	(2,575,000)	(22,971,000)	(9,871,000)
Other income (expense),net
Net gain (loss) from currency exchange difference	(641,000)	130,000	(12,000)
Finance costs	(270,000)	(390,000)	(505,000)
Profit (loss) before income tax	(3,486,000)	(23,231,000)	(10,388,000)
Income tax expense	(132,000)	(93,000)
Current income tax		(93,000)
Profit (loss) per basic share	(3,618,000)	(23,324,000)	(10,388,000)
Total assets		329,384,000	425,297,000
Total assets	264,521,000
Total liability	36,551,000	38,923,000	34,142,000
Other segment information
Capital Expenditures	3,935,000	3,531,000	9,641,000
Changes in estimates of mine closures plans	(308,000)	1,186,000	2,277,000
Operating Segments [Member]
Operating income
Sale of goods	5,317,751,000	3,409,717,000	3,953,232,000
Sale of services	83,161,000	78,949,000	95,549,000
Royalty income	15,928,000	18,638,000	22,297,000
Total operating income	5,416,840,000	3,507,304,000	4,071,078,000
Operating costs
Cost of sales, excluding depreciation and amortization	(2,985,832,000)	(2,546,139,000)	(2,769,275,000)
Unabsorbed cost due to production stoppage	(26,376,000)	(30,484,000)
Cost of services	24,721,000	22,943,000	28,376,000
Exploration in operating units	(62,603,000)	(28,044,000)	(50,650,000)
Depreciation and amortization	(231,520,000)	(190,231,000)	(297,538,000)
Mining royalties	(13,503,000)	(11,749,000)	(14,182,000)
Total operating costs	(3,344,555,000)	(2,829,590,000)	(3,160,021,000)
Gross profit (loss)	2,072,285,000	677,714,000	911,057,000
Operating expenses, net
Administrative expenses	(77,847,000)	(74,672,000)	(81,974,000)
Selling expenses	(22,587,000)	(20,477,000)	(26,256,000)
Write-off of stripping activity asset	(6,763,000)	(11,633,000)
Exploration in non-operating areas	(11,301,000)	(8,505,000)	(11,911,000)
Reversal of contingent and others	(2,430,000)	(4,150,000)	2,971,000
Impairment recovery (loss) of long-lived assets	(14,910,000)	2,083,000	(2,083,000)
Other, net	(26,875,000)	5,720,000	(15,259,000)
Total operating expenses, net	(162,713,000)	(111,634,000)	(134,512,000)
Operating profit (loss)	1,909,572,000	566,080,000	776,545,000
Other income (expense),net
Finance income		6,900,000	18,062,000
Net gain (loss) from currency exchange difference	8,994,000	47,086,000	5,113,000
Share in the results of associates and joint ventures	(154,835,000)	(19,582,000)	44,545,000
Finance costs	(92,394,000)	(184,705,000)	(162,784,000)
Profit (loss) before income tax	1,677,963,000	415,779,000	681,481,000
Income tax expense	(743,960,000)	(286,080,000)	(283,802,000)
Current income tax		(271,597,000)	(336,321,000)
Deferred Income tax	8,590,000	(14,483,000)	52,519,000
Profit (loss) per basic share	934,003,000	129,699,000	397,679,000
Total assets	14,063,903,000	13,276,273,000	13,449,565,000
Total assets	14,063,903,000
Total liability	4,454,433,000	3,532,172,000	3,774,752,000
Total liability	4,454,433,000	3,532,172,000	3,774,752,000
Other segment information
Investments in associates	2,280,588,000	2,296,618,000	2,395,685,000
Capital Expenditures	90,309,000	71,546,000	102,627,000
Changes in estimates of mine closures plans	(3,272,000)	31,558,000	26,722,000
Elimination of intersegment amounts [member]
Operating income
Sale of goods	(4,454,281,000)	(2,772,098,000)	(3,131,302,000)
Sale of services	(62,109,000)	(58,664,000)	(71,888,000)
Total operating income	(4,516,390,000)	(2,830,762,000)	(3,203,190,000)
Operating costs
Cost of sales, excluding depreciation and amortization	2,456,101,000	2,152,251,000	2,256,401,000
Unabsorbed cost due to production stoppage	867,000	2,726,000
Cost of services	(23,452,000)	(21,389,000)	(24,998,000)
Exploration in operating units	6,191,000		6,487,000
Depreciation and amortization	44,309,000	611,000	71,203,000
Mining royalties	529,000		1,350,000
Total operating costs	2,531,449,000	2,176,977,000	2,360,439,000
Gross profit (loss)	(1,984,941,000)	(653,785,000)	(842,751,000)
Operating expenses, net
Administrative expenses	10,262,000	7,487,000	5,677,000
Selling expenses	1,760,000	1,944,000	1,943,000
Exploration in non-operating areas	31,000	30,000	32,000
Reversal of contingent and others	(257,000)		(3,000)
Other, net	(2,385,000)	(3,030,000)	4,169,000
Total operating expenses, net	9,411,000	6,431,000	11,818,000
Operating profit (loss)	(1,975,530,000)	(647,354,000)	(830,933,000)
Other income (expense),net
Finance income		(4,489,000)	(12,012,000)
Net gain (loss) from currency exchange difference	(27,680,000)	(51,202,000)	(5,847,000)
Share in the results of associates and joint ventures	395,285,000	82,284,000	44,745,000
Finance costs	31,765,000	146,883,000	120,611,000
Profit (loss) before income tax	(1,576,834,000)	(473,878,000)	(683,436,000)
Income tax expense	767,631,000	260,650,000	309,392,000
Current income tax		261,673,000	324,410,000
Deferred Income tax	35,456,000	(1,023,000)	(15,018,000)
Profit (loss) per basic share	(809,203,000)	(213,228,000)	(374,044,000)
Total assets		(9,296,656,000)	(9,342,291,000)
Total assets	(9,502,092,000)
Total liability	(2,431,153,000)	(2,352,412,000)	(2,635,678,000)
Other segment information
Investments in associates	(858,293,000)	(807,843,000)	(907,438,000)
Sociedad Minera Cerro Verde S.A.A. [Member]
Operating income
Sale of goods	4,199,448,000	2,538,593,000	2,890,066,000
Total operating income	4,199,448,000	2,538,593,000	2,890,066,000
Operating costs
Cost of sales, excluding depreciation and amortization	(2,272,989,000)	(1,939,262,000)	(2,101,668,000)
Depreciation and amortization	(471,759,000)	(451,001,000)	(523,512,000)
Mining royalties	(10,334,000)	(5,889,000)	(6,828,000)
Total operating costs	(2,272,989,000)	(1,939,262,000)	(2,101,668,000)
Gross profit (loss)	1,926,459,000	599,331,000	788,398,000
Operating expenses, net
Selling expenses	(109,886,000)	(97,680,000)	(109,483,000)
Operating profit (loss)	1,926,459,000	599,331,000	788,398,000
Other income (expense),net
Finance income		2,350,000	10,356,000
Net gain (loss) from currency exchange difference	29,493,000	52,464,000	5,574,000
Finance costs	(31,500,000)	(142,675,000)	(115,877,000)
Profit (loss) before income tax	1,927,177,000	511,470,000	688,451,000
Income tax expense	(735,703,000)	(236,926,000)	(298,074,000)
Current income tax		(236,926,000)	(298,074,000)
Deferred Income tax	(30,864,000)	(25,962,000)	(139,934,000)
Profit (loss) per basic share	1,191,474,000	274,544,000	390,377,000
Profit for the year	1,191,474,000,000	274,544,000,000	390,377,000,000
Total assets		7,767,459,000	7,809,424,000
Total assets	8,124,564,000
Total liability	1,997,558,000	2,132,131,000	2,460,175,000
Compania Minera Coimolache S.A. [Member]
Operating income
Sale of goods	215,481,000	203,163,000	241,173,000
Total operating income	215,481,000	203,163,000	241,173,000
Operating costs
Cost of sales, excluding depreciation and amortization	(106,088,000)	(91,089,000)	(108,724,000)
Exploration in operating units	(6,191,000)	(3,586,000)	(6,487,000)
Depreciation and amortization	(43,698,000)	(52,732,000)	(70,595,000)
Mining royalties	(529,000)	(715,000)	(1,350,000)
Total operating costs	(156,506,000)	(148,122,000)	(187,156,000)
Gross profit (loss)	58,975,000	55,041,000	54,017,000
Operating expenses, net
Administrative expenses	(3,718,000)	(4,043,000)	(4,638,000)
Selling expenses	(1,114,000)	(1,290,000)	(1,163,000)
Other, net	156,000	188,000	(5,667,000)
Total operating expenses, net	(4,676,000)	(5,145,000)	(11,468,000)
Operating profit (loss)	54,299,000	49,896,000	42,549,000
Other income (expense),net
Finance income		411,000	549,000
Net gain (loss) from currency exchange difference	(1,819,000)	(1,267,000)	277,000
Finance costs	(2,613,000)	(2,532,000)	(3,598,000)
Profit (loss) before income tax	50,114,000	46,508,000	39,777,000
Income tax expense	(31,820,000)	(23,722,000)	(11,318,000)
Current income tax		(24,801,000)	(26,335,000)
Deferred Income tax	(4,118,000)	1,079,000	15,017,000
Profit (loss) per basic share	18,294,000	22,786,000	28,459,000
Profit for the year	22,562,000	22,786,000	28,459,000
Total assets		418,966,000	379,915,000
Total assets	414,986,000
Total liability	150,751,000	150,463,000	$ 125,097,000
Tinka Resources Ltd [Member]
Operating expenses, net
Administrative expenses	(5,692,000)	(2,311,000)
Total operating expenses, net	(5,692,000)	(2,311,000)
Operating profit (loss)	(5,692,000)	(2,311,000)
Other income (expense),net
Profit (loss) before income tax	(5,692,000)	(2,311,000)
Profit (loss) per basic share	(5,692,000)	(2,311,000)
Profit for the year	(1,109,000)	(2,311,000)
Total assets		64,539,000
Total assets	59,128,000
Total liability	$ 211,000	$ 876,000